[LETTERHEAD OF SUTHERLAND ASBILL & BRENNAN LLP]

January 30, 2013

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

  Re:
  Saratoga Investment Corp.—Form N-2 Registration Statement

Dear Sir/Madam:

        On behalf of Saratoga Investment Corp. (the "Company"), we are transmitting herewith for filing under the Securities Act of 1933, as amended, the Company's registration statement on Form N-2 (the "Registration Statement ").

        If you have any questions or comments regarding the Registration Statement, please do not hesitate to contact the undersigned at (202) 383-0176 or Harry Pangas at (202) 383-0805.

Sincerely,
/s/ STEVEN B. BOEHM Steven B. Boehm